Consolidated Statements of Comprehensive Loss (Parentheticals)	12 Months Ended
Dec. 31, 2025 CNY (¥)
Statement of Comprehensive Income [Abstract]
Fair value changes of convertible notes due to instrument-specific credit risk, tax
Foreign currency translation adjustment, tax
Unrealized gain on short-term investment, tax